KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
 SCHEDULE OF INVESTMENTS
AUGUST 31, 2026
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 141.6%
Equity Investments(1) — 141.6%
Midstream Energy Company(2) — 136.6%
AltaGas Ltd.(3)	1,170	$45,334
Antero Midstream Corporation	2,968	66,544
Archrock, Inc.	930	29,300
Cheniere Energy, Inc.	1,434	418,234
DT Midstream, Inc.	493	64,609
Enbridge Inc.(3)	2,754	139,284
Energy Transfer LP	20,544	441,892
Enterprise Products Partners L.P.	10,176	395,047
Excelerate Energy, Inc.	250	9,921
Global Partners LP	171	8,775
Golar LNG Limited(3)	401	20,632
Ironwood Midstream Energy Partners III LLC — Series A Units(4)(5)(6)	5	428
Ironwood Midstream Energy Partners III LLC — Series B Units(4)(5)(6)	216	18,888
Keyera Corp.(3)	1,075	46,644
Kinder Morgan, Inc.	6,465	208,447
Kodiak Gas Services, Inc.	837	49,208
MPLX LP	4,669	276,239
ONEOK, Inc.	2,829	271,579
Pembina Pipeline Corporation(3)	1,673	81,461
Plains All American Pipeline, L.P.	5,500	141,071
Plains All American Pipeline, L.P.— Series B Preferred Units(7)	5,000	5,010
Rockpoint Gas Storage Inc.(3)	866	16,096
Sentinel Midstream Highline JV Holdings LLC(4)(5)(8)(9)	1,500	59,250
Sunoco LP	49	3,748
SunocoCorp LLC	779	60,524
Targa Resources Corp.	917	269,208
TC Energy Corporation(3)	2,604	162,835
The Williams Companies, Inc.	5,243	393,453
USA Compression Partners, LP	193	5,218
Venture Global, Inc.(10)	4,205	61,559
Western Midstream Partners, LP	3,248	156,244
		3,926,682
Power Infrastructure Company(2) — 3.3%
CenterPoint Energy, Inc.	606	24,001
Entergy Corporation	247	26,223
Sempra Energy	451	36,879
Southwest Gas Holdings, Inc.	92	8,085
		95,188

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2026
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Energy Company(2) — 1.0%
BP p.l.c. — ADR(3)(11)	330	$14,127
Marathon Petroleum Corporation	0	97
Occidental Petroleum Corporation	259	15,570
		29,794
Energy and Power Services Company(2) — 0.7%
Baker Hughes Company	291	18,513
Total Long-Term Investments (Cost — $2,472,542)		4,070,177

Short-Term Investment — Money Market Fund — 0.1%
First American Money Market Treasury Obligations Fund — Class X Shares, 3.59%(12) (Cost — $1,685)	1,685	1,685
Total Investments — 141.7% (Cost — $2,474,227)		4,071,862
Liabilities	Strike Price	Expiration Date	No. of Contracts	Notional Amount(13)
Call Option Contracts Written(14)
Midstream Energy Company(2)
Venture Global, Inc. — (Premiums Received — $687)	$17.50	10/16/26	20,000	$29,280	$(780)

Debt					(561,000)
Mandatory Redeemable Preferred Stock at Liquidation Value					(153,603)
Current Income Tax Liability, net					(14,297)
Deferred Income Tax Liability, net					(457,508)
Other Liabilities in Excess of Other Assets					(10,376)
Net Assets Applicable to Common Stockholders					$2,874,298

____________

(1)     Unless otherwise noted, equity investments are common shares/common units.

(2)     Refer to Glossary of Key Terms for definitions of Midstream Energy Company, Power Infrastructure Company, Energy Company and Energy and Power Services Company.

(3)     Foreign security.

(4)     Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(5)     The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2026, the aggregate value of restricted securities held by the Company was $78,566 (1.9% of total assets). All restricted securities held by the Company are classified as Level 3 securities. See Note 7 — Restricted Securities.

(6)     Ironwood Midstream Energy Partners III LLC (“IMEP III”) is a privately-held operating company organized to acquire, build, own, and operate midstream assets. The Company holds Series A voting units (“IMEP III Series A Units”) and Series B non-voting units (“IMEP III Series B Units”). The IMEP III Series A Units and Series B Units rank pari passu with respect to priority of distributions and liquidation preference and are senior to all other classes of equity. The IMEP III Series A and Series B

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2026
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Units have a two-year lock-up through March 13, 2027. The Company’s ownership of IMEP III Series A Units represents 49% of the voting interests in IMEP III. Under the 1940 Act, a company is generally presumed to “control” a portfolio company if it, together with affiliates, owns 25% or more of the portfolio company’s outstanding voting securities. Accordingly, IMEP III is deemed to be a control affiliate of the Company. See Note 2 — Significant Accounting Policies, Note 3 — Fair Value and Note 5 — Agreements and Affiliations.

(7)     Plains All American Pipeline, L.P. Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units have a liquidation preference of $1,000 per unit with a quarterly distribution payable at a rate equal to three-month SOFR plus a spread of 4.37%. As of August 31, 2026, the distribution rate was 8.11%.

(8)     The Company considers itself an affiliate of Sentinel Midstream Highline JV Holdings LLC (“Sentinel Midstream”). See Note 5 — Agreements and Affiliations.

(9)     Sentinel Midstream is a privately-held company that operates energy infrastructure assets near the Texas and Louisiana Gulf Coast which are referred to as Enercoast Energy Infrastructure (“EEI”). The Company is the owner of Series A-2 units which represent a membership interest in Sentinel Midstream (“Sentinel-EEI Series A-2 Units”). The Sentinel-EEI Series A-2 Units are pari passu with Series A-1 and Series A-3 Units, and are senior to other classes of common equity in terms of liquidation preference and priority of distributions. See Note 3 — Fair Value.

(10)   Security or a portion thereof is segregated as collateral on option contracts written.

(11)   ADR — American Depositary Receipt.

(12)   The rate indicated is the yield as of August 31, 2026.

(13)   The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2026.

(14)   Security is non-income producing.

As of August 31, 2026, the Company’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	87.1%
Canada	12.1%
Bermuda	0.5%
Europe/U.K.	0.3%

See accompanying notes to financial statements.